Trade and other liabilities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Trade and other liabilities
24. Trade and other liabilities

All figures in £ millions	2021	2020
Trade payables	351	340
Sales return liability	83	86
Social security and other taxes	13	17
Accruals	317	290
Deferred income	386	356
Interest payable	42	30
Other liabilities	159	157

	1,351	1,276
Less: non-current portion
Accruals	1	—
Deferred income	56	52
Other liabilities	38	28

	95	80

Current portion	1,256	1,196

The carrying value of the Group’s trade and other liabilities approximates its fair value. The deferred income balance comprises contract liabilities in respect of advance payments in assessment, testing and training businesses; subscription income in school and college businesses; and obligations to deliver digital content in future periods. In addition to the above, there are accruals of £nil (2020: £2m) and deferred income of £nil (2020:£3m) classified as held for sale (see note 32). The increase in trade and other liabilities held by the Group is driven by timing differences which have increased deferred income, an increase in accruals related to severance and the recognition of deferred consideration in relation to acquisitions made in 2021.